Fair Value Measurements - Changes in the fair value of the Non-Redemption Agreements (Details) - CIK_0001843477_Spring Valley Acquisition Corp. II	12 Months Ended
Dec. 31, 2025 USD ($)
Non-redemption agreements derivative liabilities
Change in fair value of non-redemption agreements derivative liabilities	$ 2,814,086
Ending balance	$ 2,814,086